Changing Parameters Portfolio
PORTFOLIO SUMMARY
Investment Objective:
The Portfolio’s investment objective is total return.
Fees and Expenses of the Portfolio:

The following table describes the annual operating expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Changing Parameters Portfolio Changing Parameters Portfolio
Management Fees	1.50%
Distribution and Service (12b-1) Fees	0.45%
Other Expenses	1.61%
Interest Expense and Cost of Borrowing	0.12%
Remaining Other Expenses	1.49%
Acquired Fund Fees and Expenses	0.56%	[1]
Total Annual Portfolio Operating Expenses	4.12%
Fee Waiver and/or Reimbursement	(1.19%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	2.93%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[2]	The Portfolio's advisor has contractually agreed to waive its fees and/or reimburse expenses of the Portfolio, at least until April 30, 2018 such that the Total Annual Operating Expenses after Fee Waiver (exclusive of any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 2.25% of the Portfolio's average net assets. This agreement may be terminated by the Portfolio's Board of Trustees on 60 days' written notice to the advisor.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Changing Parameters Portfolio | Changing Parameters Portfolio | USD ($)	296	1,145	2,008	4,234

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 494% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio seeks to achieve its investment objective by investing primarily in a combination of long and short positions in equity securities (which may include common stocks, preferred stocks, shares of open-end and closed-end investment companies and exchange-traded funds (“ETFs”)), futures contracts, options on futures contracts and U.S. Treasury instruments. The open-end and closed-end investment companies may include those that invest in equity and fixed income securities (including lower rated, high yield “junk” bonds). The Portfolio defines high yield junk bonds as those rated below Baa3 by Moody's Investors Service or below BBB- by Standard and Poor's Rating Group, or if unrated, determined by the advisor to be of similar quality. The ETFs and other investment companies are referred to as “Underlying Funds” in this Prospectus. The Portfolio may borrow amounts of up to 33 1/3% of its total assets, less liabilities other than such borrowings, to take advantage of leverage opportunities by buying additional securities when the Portfolio’s Advisor deems it advisable and to increase liquidity to meet redemption requests.

In general, the Portfolio’s investments in equity securities, futures contracts, options on futures contracts and high yield bonds are intended to achieve the capital appreciation component, and the Portfolio’s investments in money market instruments, fixed income securities (including high yield bonds) and to a lesser extent U.S. Treasuries, are intended to achieve the income component of the Portfolio's total return objective. The Portfolio typically invests in U.S. Treasuries with maturities of any duration, or their derivatives, and the Portfolio's allocation of its investments between the equity and fixed income market segments may vary without limitation. The Portfolio may sell securities short and establish short positions in derivatives for both investment and hedging purposes.

The Portfolio will invest in specific market segments when the Advisor’s proprietary investment models indicate a high probability that the applicable investments in such chosen market segments are likely to outperform investments in other market segments. The Portfolio will sell interests or reduce its investment exposure among specific market segments when the Advisor’s models indicate that investments in such markets are likely to underperform. The Portfolio sells short securities that the Advisor believes are overvalued or to hedge all or a portion of the Portfolio's portfolio. The Portfolio covers (buys back) these securities when the Advisor believes they have reached their target price or the Advisor's proprietary investment models indicate that hedging is no longer needed. The Portfolio’s Advisor may engage in frequent buying and selling of portfolio securities to achieve the Portfolio’s investment objective.

Investing in futures contracts or options on such futures contracts requires an investment of only a small portion of the Portfolio’s assets in order to produce a return that approximates the return of the underlying bond or stock index. This effect is referred to as “leverage”. The Portfolio is diversified.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

• Derivatives Risk. Even a small investment in derivatives (which include futures and options on futures) may give rise to leverage risk, and can have a significant impact on the Portfolio’s performance. Derivatives are also subject to credit risk and liquidity risk.

• Fixed Income Risk. When the Portfolio invests in fixed income securities directly or indirectly by investing in Underlying Funds that invest primarily in fixed income securities, the value of the Portfolio will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Portfolio invests will also harm performance. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Portfolio. As a result, for the present, interest rate risk may be heightened.

• High-Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Leveraging Risk. By borrowing money for leverage, the Portfolio incurs the risk that interest expenses may exceed the returns on the securities purchased with borrowed funds. If the value of the securities purchased declines, the Portfolio would face decreased returns as well as the costs of the borrowing. The use of leverage, such as borrowing money to purchase securities, will magnify the Portfolio’s gains or losses.

• Management Risk. The Advisor’s judgments about the potential appreciation of a particular security or instrument in which the Portfolio invests may prove to be incorrect.

• Short Sale Risk. Positions in shorted securities are often speculative and riskier than “long” positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.

• Stock Market Risk. Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

• Underlying Fund Risk. Underlying Funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on its investments.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio's inception. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-866-618-3456.

Performance Bar Chart for Calendar Years Ended December 31.

Best Quarter:	1st Quarter 2016	4.12%
Worst Quarter:	4th Quarter 2009	(6.64)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - Changing Parameters Portfolio		Label	One Year	Five Years	Since Inception		Inception Date
Changing Parameters Portfolio		Returns	8.80%	3.72%	0.74%	[1]	Oct. 02, 2007
Bloomberg Barclay's Aggregate Bond Index	[2]		2.65%	2.23%	4.25%
[1]	The inception date of the Portfolio is October 2, 2007.
[2]	The Bloomberg Barclay's Capital Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Unlike the Portfolio's returns, however, the indices do not reflect any fees or expenses.